05065391

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM F-X

## APPOINTMENT OF AGENT FOR SERVICE OF PROCESS AND UNDERTAKING

005-81097

SEC MAIL PROCESSING SECTION
RECEIVED
OCT 27 2005
WASH. D.C.
198

A. Name of issuer or person filing ("Filer"): JDH Acquisitions plc

B. This is:

☒ an original filing for the Filer

☐ an amended filing for the Filer

C. Identify the filing in conjunction with which this Form is being filed:

Name of registrant: ~~JDH Acquisitions plc~~ JurysDoyle Hotel Group Inc

Form type: Form CB

File Number (if known): Not known

Filed by: JDH Acquisitions plc

Date Filed: filed concurrently on October 27, 2005

PROCESSED
NOV 01 2005
THOMSON FINANCIAL

D. The Filer is incorporated or organized under the laws of Canada and has its principal place of business at:

1146 Pembroke Road
Ballsbridge, Dublin 4, Ireland
+353 1 6070070

The Filer designates and appoints CT Corporation System ("Agent") located at:

1025 Vermont Avenue
Washington, D.C. 20005
(800) 336-3376

as the agent of the Filer upon whom may be served any process, pleadings, subpoenas, or other papers in:

(a) any investigation or administrative proceeding conducted by the Commission; and

(b) any civil suit or action brought against the Filer or to which the Filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any state or of the United States or of any of its territories or possessions or of the District of Columbia, where the investigation, proceeding or cause of action arises out of or relates to or concerns (i) any offering made or purported to be made in connection with the securities registered or qualified by the Filer on Form CB filed on October 27, 2005, or any purchases or sales of any security in connection therewith; (ii) the securities in relation to which the obligation to file an annual report on Form 40-F arises, or any purchases or sales of such securities; (iii) any tender offer for the securities of a Canadian issuer with respect to which filings are made by the Filer with the Commission on Schedule 13E-4F, 14D-1F or 14D-9F; or (iv) the securities in relation to which the Filer acts as trustee pursuant to an exemption under Rule 10a-5 under the Trust Indenture Act of 1939. The Filer hereby stipulates and agrees that any such civil suit or action or administrative proceeding may be commenced by the service of process upon, and that service of an administrative subpoena shall be effected by service upon such agent for service of process, and that service as aforesaid shall be taken and held in all courts and administrative tribunals to be valid and binding as if personal service thereof had been made.

E. The Filer hereby stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed following the effective date of the latest amendment to the Form CB filed concurrently with this Form F-X.

The Filer further undertakes to advise the Commission promptly of any change to the Agent's name or address during such six-year period by amendment of this Form F-X, referencing the file number of the relevant form in conjunction with which the amendment is being filed.

F. The Filer hereby undertakes to make available, in person or by telephone, representatives to respond to inquiries made by the Commission staff, and to furnish promptly, when requested to do so by the Commission staff, information relating to: the Forms, Schedules and offering statement described in General Instructions I.(a), I.(b), I.(c), I.(d) and I.(f) of this Form F-X, as applicable; the securities to which such Forms, Schedules and offering statements relate; and the transactions in such securities.

**FILER SIGNATURE**

The Filer certifies that it has duly caused this power of attorney, consent , stipulation and agreement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dublin, Country of Ireland on October 27, 2005.

JDH ACQUISITIONS PLC

By:______________________

Name:

Title:

LIBC/2625246.1

**AGENT FOR SERVICE OF PROCESS SIGNATURE**

This statement has been signed by the following person in the capacity indicated on October 27 2005.

CT CORPORATION SYSTEM

By: ______________________

Name: LAUREN H. KREATZ,

Title: SPECIAL ASSISTANT SECRETARY

LIBC/2625246.1